INVESTMENT IN A MAJORITY-OWNED COMPANY	12 Months Ended
Dec. 31, 2012
INVESTMENT IN A MAJORITY-OWNED COMPANY [Abstract]
INVESTMENT IN A MAJORITY-OWNED COMPANY
NOTE 5:-	INVESTMENT IN A MAJORITY-OWNED COMPANY

In December 1997, the Company set up SuperCom Slovakia, owned equally with a third-party investor, in order to execute a transaction with the Ministry of Interior of the Slovak Republic.

In March 2000, the Company purchased an additional 16% of SuperCom  Slovakia, at a nominal value of $1, and granted such third-party investor a $275 loan, bearing interest of 0.7% per month. Interest is compounded on the outstanding principal balance of the loan and is to be repaid under the same conditions as the outstanding principal balance. The third-party investor has an option to buy back 16% of the shares, for $1, upon repayment of the loan to the Company. During 2006, the Company wrote down the entire loan balance due to litigation developments regarding this issue and due to low probability of collection of the loan. See Note 10c2. During all the reported periods, the subsidiary had no operating activity.

The Company currently owns 66% of SuperCom Slovakia's outstanding shares and accounts for the investment using the equity method of accounting, due to the substantive participation rights held by the non-controlling interest holder, which impacts the Company's ability to exert control over the investee .